June 25, 2015

Securities and Exchange Commission

Via EDGAR

Re:    Principal Variable Contracts Funds, Inc.
File Nos. 02-35570, 811-01944
Interactive data files for previous 497 filing

Principal Variable Contracts Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on June 12, 2015 (SEC Accession No. 0000012601-15-000176).
Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document